EXHIBIT 99.1

John Deere Owner Trust 2009

Statement to Noteholders

$233,600,000   Class A-1  1.13155%  Asset Backed Notes due July 02, 2010

$50,000,000   Class A-2  1.96%  Asset Backed Notes due September 15, 2011

$309,000,000   Class A-3  2.59%  Asset Backed Notes due October 15, 2013

$81,710,000   Class A-4  3.96%  Asset Backed Notes due May 16, 2016

$28,093,218  Asset Backed Certificates

Payment Date:		15-Jul-09

(1) Before giving effect to distributions on this Payment Date:

(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$233,600,000.00
	(ii) A-1 Note Pool Factor:	1.0000000

(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii) A-2 Note Pool Factor:	1.0000000

(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii) A-3 Note Pool Factor:	1.0000000

(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii) A-4 Note Pool Factor:	1.0000000

(2) Amount of principal being paid on the Notes:

(a)	Class A-1 Notes:	$40,950,259.71
	per $1,000 original principal amount:	$175.30

(b)	Class A-2 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(c)	Class A-3 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(d)	Class A-4 Notes:	$0.00
	per $1,000 original principal amount:	$0.00

(e)	Total:	$40,950,259.71

(3) (a) Amount of interest being paid on Notes:

	(i) Class A-1 Notes:	$264,330.08
	per $1,000 original principal amount:	$1.13

	(ii) Class A-2 Notes:	$98,000.00
	per $1,000 original principal amount:	$1.96

	(iii) Class A-3 Notes:	$800,310.00
	per $1,000 original principal amount:	$2.59

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	(iv) Class A-4 Notes:	$323,571.60
	per $1,000 original principal amount:	$3.96

	(v) Total:	$1,486,211.68

(4) (a) Pool Balance (excluding accrued interest):
	(i) at beginning of related Collection Period:	$746,746,574.22
	(ii) at end of related Collection Period:	$693,822,272.05

(b) Note Value:
	(i) at beginning of related Collection Period:	$702,403,218.00
	(ii) at end of related Collection Period:	$661,452,958.29

(c) Pool Face Amount:
	(i) at beginning of related Collection Period:	$808,344,824.29
	(ii) at end of related Collection Period:	$756,009,882.95

(5) After giving effect to distributions on this Payment Date:

	(a) (i) Outstanding Principal Amount of Class A-1 Notes:	$192,649,740.29
	(ii) A-1 Note Pool Factor:	0.8246992

	(b) (i) Outstanding Principal Amount of Class A-2 Notes:	$50,000,000.00
	(ii) A-2 Note Pool Factor:	1.0000000

	(c) (i) Outstanding Principal Amount of Class A-3 Notes:	$309,000,000.00
	(ii) A-3 Note Pool Factor:	1.0000000

	(d) (i) Outstanding Principal Amount of Class A-4 Notes:	$81,710,000.00
	(ii) A-4 Note Pool Factor:	1.0000000

	(e) (i) Certificate Balance:	$28,093,218.00
	(ii) Certificate Pool Factor:	1.0000000

(6) Amount of Servicing Fee:		$622,288.81
	per $1,000 original principal amount:	$0.89
	(a) Amount of Servicing Fee earned:	$622,288.81
	(b) Amount of Servicing Fee paid:	$0.00
	(c) Amount of Servicing Fee Shortfall:	$622,288.81

(7) Amount of Administration Fee:		$100.00

(8) Aggregate Purchase Amounts for Collection Period:		$0.00

(9)	(i) Amount in Reserve Account:	$16,604,979.56
	(ii) Specified Reserve Account Balance:	$16,857,678.00

(10)	(i) Face Amount of Receivables 60 days or more past due:	$2,595,354.00
	(ii) Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.37%

(11)	(i) Aggregate amount of net losses for the collection period:	$0.00
	(ii) Cumulative amount of net losses:	$0.00
	(iii) Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

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